Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Tel: 202.739.3000

Fax: 202.739.3001

www.morganlewis.com

May 26, 2011

VIA EDGAR

US Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	WisdomTree Trust (File Nos. 333-132380 and 811-21864)

Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:

On behalf of our client, WisdomTree Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933 and under the Investment Company Act of 1940, Post-Effective Amendment No. 48 to the Trust’s Registration Statement on Form N-1A (“PEA No. 48”). The purpose of PEA No. 48 is to reflect revised investment objectives and principal investment strategies for the following series of the Trust: WisdomTree Pacific ex-Japan Total Dividend Fund; WisdomTree Pacific ex-Japan Equity Income Fund; WisdomTree International Basic Materials Sector Fund; WisdomTree International Energy Sector Fund; WisdomTree International Utilities Sector Fund; and WisdomTree International Real Estate Fund (each a “Fund” and together, the “Funds”). In connection with the investment objective and principal investment strategy changes discussed above, the Funds names have also changed and the new names are reflected in this filing.

Please direct any questions or comments you may have to W. John McGuire at the address listed above. In addition, please feel free to contact me at 202.739.5654 with your questions or comments.

Sincerely,

/s/ W. John McGuire
W. John McGuire